LONG-TERM LOANS - Current maturities of long-term loans (Details) $ in Millions, Rp in Billions	Dec. 31, 2025 IDR (Rp)	Dec. 31, 2025 USD ($)	Dec. 31, 2024 IDR (Rp)	Dec. 31, 2023 IDR (Rp)
Borrowings and other credit facilities
Current maturities	Rp 17,746	$ 1,064	Rp 15,866	Rp 10,276
Bonds
Borrowings and other credit facilities
Current maturities			2,347
Bank loans
Borrowings and other credit facilities
Current maturities	Rp 17,746		Rp 13,519